Business Changes and Developments (Tables)	12 Months Ended
Dec. 31, 2010
Business Changes and Developments (Tables) [Abstract]
Condensed statement of net assets acquired

(in millions)	September 25, 2008

Assets
Cash and due from banks	$3,680
Deposits with banks	3,517
Federal funds sold and securities purchased under resale agreements	1,700
Trading assets	5,691
Securities	17,224
Loans (net of allowance for loan losses)	206,456
Accrued interest and accounts receivable	3,253
Mortgage servicing rights	5,874
All other assets	16,596

Total assets	$263,991

Liabilities
Deposits	$159,872
Federal funds purchased and securities loaned or sold under repurchase agreements	4,549
Other borrowed funds	81,636
Trading liabilities	585
Accounts payable, accrued expense and other liabilities	6,708
Long-term debt	6,718

Total liabilities	260,068

Washington Mutual net assets acquired	$3,923

(in millions)	May 30, 2008

Assets
Cash and due from banks	$534
Federal funds sold and securities purchased under resale agreements	21,204
Securities borrowed	55,195
Trading assets	136,489
Loans	4,407
Accrued interest and accounts receivable	34,677
Goodwill	885
All other assets	35,377

Total assets	$288,768

Liabilities
Federal funds purchased and securities loaned or sold under repurchase agreements	$54,643
Other borrowings	16,166
Trading liabilities	24,267
Beneficial interests issued by consolidated VIEs	47,042
Long-term debt	67,015
Accounts payable and other liabilities	78,569

Total liabilities	287,702

Bear Stearns net assets(a)	$1,066

(a)	Reflects the fair value assigned to 49.4% of the Bear Stearns net assets acquired on April 8, 2008 (net of related amortization), and the fair value assigned to the remaining 50.6% of the Bear Stearns net assets acquired on May 30, 2008. The difference between the net assets acquired, as presented above, and the fair value of the net assets acquired (including goodwill), presented in the previous table, represents JPMorgan Chase’s net losses recorded under the equity method of accounting.

Unaudited pro forma condensed combined financial information reflecting the Bear Stearns merger and Washington Mutual transaction

Year ended December 31,
(in millions, except per share data)	2008

Total net revenue	$68,149
Loss before extraordinary gain	(14,090)
Net loss	(12,184)

Net loss per common share data:
Basic earnings per share
Loss before extraordinary gain	$(4.26)
Net loss	(3.72)
Diluted earnings per share(a)
Loss before extraordinary gain	(4.26)
Net loss	(3.72)
Average common shares issued and outstanding
Basic	3,510.5
Diluted	3,510.5

(a)	Common equivalent shares have been excluded from the pro forma computation of diluted loss per share for the year ended December 31, 2008, as the effect would be antidilutive.

Purchase Price Allocation

September 25, 2008 (in millions)

Purchase price
Purchase price		$1,938
Direct acquisition costs		3

Total purchase price		1,941
Net assets acquired:
Washington Mutual’s net assets before fair value adjustments	$39,186
Washington Mutual’s goodwill and other intangible assets	(7,566)

Subtotal	31,620

Adjustments to reflect assets acquired at fair value:
Securities	(16)
Trading assets	(591)
Loans	(30,998)
Allowance for loan losses	8,216
Premises and equipment	680
Accrued interest and accounts receivable	(243)
Other assets	4,010

Adjustments to reflect liabilities assumed at fair value:
Deposits	(686)
Other borrowed funds	68
Accounts payable, accrued expense and other liabilities	(1,124)
Long-term debt	1,063

Fair value of net assets acquired		11,999

Negative goodwill before allocation to nonfinancial assets		(10,058)
Negative goodwill allocated to nonfinancial assets(a)		8,076

Negative goodwill resulting from the acquisition(b)		$(1,982)

(a)	The acquisition was accounted for as a purchase business combination, which requires the assets (including identifiable intangible assets) and liabilities (including executory contracts and other commitments) of an acquired business to be recorded at their respective fair values as of the effective date of the acquisition and consolidated with those of JPMorgan Chase. The fair value of the net assets of Washington Mutual’s banking operations exceeded the $1.9 billion purchase price, resulting in negative goodwill. Noncurrent, nonfinancial assets not held-for-sale, such as premises and equipment and other intangibles, were written down against the negative goodwill. The negative goodwill that remained after writing down transaction-related core deposit intangibles of approximately $4.9 billion and premises and equipment of approximately $3.2 billion was recognized as an extraordinary gain of $2.0 billion.

(b)	The extraordinary gain was recorded net of tax expense in Corporate/Private Equity.

May 30, 2008 (in millions, except shares, per share amounts, ratios and where otherwise noted)

Purchase price
Shares exchanged in the Share Exchange transaction (April 8, 2008)	95,000
Other Bear Stearns shares outstanding	145,759

Total Bear Stearns stock outstanding	240,759
Cancellation of shares issued in the Share Exchange transaction	(95,000)
Cancellation of shares acquired by JPMorgan Chase for cash in the open market	(24,061)

Bear Stearns common stock exchanged as of May 30, 2008	121,698
Exchange ratio	0.21753

JPMorgan Chase common stock issued	26,473
Average purchase price per JPMorgan Chase common share(a)	$45.26

Total fair value of JPMorgan Chase common stock issued		$1,198
Bear Stearns common stock acquired for cash in the open market (24 million shares at an average share price of $12.37 per share)		298
Fair value of employee stock awards (largely to be settled by shares held in the RSU Trust(b))		242
Direct acquisition costs		27
Less: Fair value of Bear Stearns common stock held in the RSU Trust and included in the exchange of common stock		(269	)(b)

Total purchase price		1,496

Net assets acquired
Bear Stearns common stockholders’ equity	$6,052
Adjustments to reflect assets acquired at fair value:
Trading assets	(3,877)
Premises and equipment	509
Other assets	(288)
Adjustments to reflect liabilities assumed at fair value:
Long-term debt	504
Other liabilities	(2,289)

Fair value of net assets acquired excluding goodwill		611

Goodwill resulting from the merger(c)		$885

(a)	The value of JPMorgan Chase common stock was determined by averaging the closing prices of JPMorgan Chase’s common stock for the four trading days during the period March 19 through 25, 2008.

(b)	Represents shares of Bear Stearns common stock held in an irrevocable grantor trust (the “RSU Trust”), to be used to settle stock awards granted to selected employees and certain key executives under certain heritage Bear Stearns employee stock plans. Shares in the RSU Trust were exchanged for 6 million shares of JPMorgan Chase common stock at the merger exchange ratio of 0.21753. For further discussion of the RSU Trust, see Note 10 on pages 210–212 of this Annual Report.

(c)	The goodwill was recorded in Investment Bank and is not tax-deductible.